Lease - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Lease Description [Line Items]
Total operating lease expenses	$ 7,143,341	$ 5,688,809
Minimum
Lessee Lease Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee Lease Description [Line Items]
Remaining lease terms	4 years